BBH TRUST

BBH PARTNER FUND – INTERNATIONAL EQUITY

Class I Shares (BBHLX)

SUPPLEMENT DATED APRIL 28, 2026

TO THE PROSPECTUS

DATED FEBRUARY 28, 2026

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Portfolio Managers

Effective immediately, the table in the section captioned “Sub-Adviser” on page 5 of the prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Sub-Adviser	Portfolio Management Team Members	Fund Manager Since

	Brian Vollmer	2017
	Senior Investment Team Member

Select Equity Group, L.P.	Loren Lewallen	2017
380 Lafayette Street	Senior Investment Team Member
New York, New York 10003
	Joseph Buser	2024
	Senior Investment Team Member

	Richard J. Bruce	2023
	Portfolio Manager

	Charles H. E. Bell	2023
Trinity Street Asset	Portfolio Manager
Management, LLP.
25 Golden Square,	Nicholas D.R. Mayor	2023
London, W1F 9LU	Portfolio Manager

	Piotr J. Krupa	2023
	Junior Portfolio Manager

II.	Portfolio Managers

Effective immediately, the section captioned “Select Equity Group L.P” on page 12 of the prospectus is revised by replacing the last sentence of that section with the following:

Select Equity Group, L.P.

Each portfolio manager or member of the portfolio management team has worked with the Fund since 2017.

Mr. Brian Vollmer began at the Sub-adviser as an intern in 2005 and joined the Sub-adviser full time in August 2006. Prior to joining the Sub-adviser, Mr. Vollmer worked as a private equity Investment Analyst for Hicks, Muse, Tate & Furst. Prior to Hicks, Muse, Tate & Furst, he worked in the Investment Banking Division at Goldman Sachs. Mr. Vollmer received a B.S. from the University of Virginia (with distinction) and an M.B.A. from the Stanford Graduate School of Business, where he graduated as an Arjay Miller Scholar.

Mr. Loren Lewallen began at Sub-adviser as an intern in 2006 and joined the Sub-adviser full time in September 2007. Mr. Lewallen is a CFA charterholder. Mr. Lewallen received a B.A. from Columbia University (magna cum laude).

Mr. Joseph Buser joined the Sub-adviser in August 2016. Prior to joining Select Equity, he was an Associate in the Americas Private Equity Group at KKR. Prior to KKR, he worked in the Investment Banking Division at UBS. Mr. Buser received a B.S. and a B.A. from Indiana University (with highest distinction).

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